EARNINGS PER SHARE (Details) - Schedule of Earnings Per Share - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Earnings Per Share [Abstract]
Profit attributable to equity shareholders – basic and diluted	£ 3,869	£ 3,392	£ 1,651
Tax credit on distributions to other equity holders	106	102	91
	£ 3,975	£ 3,494	£ 1,742
Weighted average number of ordinary shares in issue – basic	71,638	71,710	71,234
Adjustment for share options and awards	641	683	790
Weighted average number of ordinary shares in issue – diluted	72,279	72,393	72,024
Basic earnings per share	£ 0.055	£ 0.049	£ 0.024
Diluted earnings per share	£ 0.055	£ 0.048	£ 0.024